Condensed Consolidated Interim Balance Sheets (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Issued (shares)	435.8	428.5
Outstanding (shares)	435.8	428.5